Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Unamortized discount current		$ 64,835
Unamortized discount non current			$ 271,306
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized (in shares)	200,000,000	200,000,000	100,000,000
Common stock, issued (in shares)	3,063,887	3,046,049	2,494,747
Common stock, outstanding (in shares)	3,063,887	3,046,049	2,494,747
12% Junior Secured Notes Payable 2014 [Member]
Unamortized discount non current	$ 434,408	$ 467,611	$ 369,299
Interest rate		12.00%	12.00%
Junior Secured Notes Payable 2010 [Member]
Unamortized discount non current	$ 2,535,230	$ 2,481,510	$ 2,683,171